Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Information About Key Management Personnel [Abstract]
Summary of aggregate remuneration

Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2018 US$’000	2017 US$’000	2016 US$’000
Emoluments	9,069	8,339	9,186
Long term incentive plans	2,923	4,685	3,071
	11,992	13,024	12,257
Pension contributions: defined contribution plans	80	135	69
Gains made on exercise of share options	107	-	-

Summary of aggregate compensation, representing the expense

Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2018 US$’000	2017 US$’000	2016 US$’000
Short-term employee benefits and costs	23,978	23,095	22,269
Post-employment benefits	629	415	3,461
Employment termination benefits	69	-	2,682
Share-based payments	14,916	8,033	15,806
Total	39,592	31,543	44,218